APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Shares	Fair Value
98.91% COMMON STOCKS

16.07% CONSUMER DISCRETIONARY
Aptiv PLC	48,874	$8,154,627
Darden Restaurants, Inc.	50,311	7,339,369
LKQ Corp.*	156,725	7,953,794
Lowe's Cos., Inc.	35,090	6,761,492
Target Corp.	33,715	8,801,301
The Walt Disney Co.*	41,826	7,362,213

		46,372,796

7.76% CONSUMER STAPLES
Constellation Brands, Inc. - Class A	19,947	4,474,910
CVS Health Corp.	57,633	4,746,654
Tyson Foods, Inc. - Class A	60,844	4,347,912
Walgreens Boots Alliance, Inc.	90,023	4,244,585
Walmart, Inc.	32,128	4,579,846

		22,393,907

2.90% ENERGY
Chevron Corp.	26,545	2,702,546
ConocoPhillips	54,103	3,033,014
Valero Energy Corp.	39,408	2,639,154

		8,374,714

12.43% FINANCIALS
The Allstate Corp.	41,452	5,390,833
Ameriprise Financial, Inc.	18,614	4,794,222
Bank of America Corp.	123,806	4,749,198
Capital One Financial Corp.	36,489	5,900,271
JPMorgan Chase & Co.	33,419	5,072,336
The Travelers Cos., Inc.	33,039	4,920,168
Unum Group	183,621	5,031,215

		35,858,243

11.46% HEALTH CARE
Danaher Corp.	18,603	5,534,206
McKesson Corp.	20,573	4,193,395
Merck & Co., Inc.	60,352	4,639,258
Pfizer, Inc.	109,109	4,670,956
Regeneron Pharmaceuticals, Inc.	8,500	4,884,185
Stryker Corp.	16,454	4,458,047
Thermo Fisher Scientific, Inc.	8,685	4,689,987

		33,070,034

8.01% INDUSTRIAL
Alaska Air Group, Inc.	59,776	3,468,801
Cummins, Inc.	15,088	3,501,925
Quanta Services, Inc.	46,348	4,213,033
Roper Technologies, Inc.	8,853	4,349,833
Stanley Black & Decker, Inc.	19,218	3,786,907
Union Pacific Corp.	17,228	3,768,797

		23,089,296

30.70% INFORMATION TECHNOLOGY
Alphabet, Inc. - Class A*	3,421	9,217,987
Apple, Inc.	65,909	9,613,487
Cisco Systems, Inc.	164,133	9,088,044
Facebook, Inc. - Class A*	23,045	8,210,934
Fiserv, Inc.*	74,993	8,632,444
HP, Inc.	293,645	8,477,531
Intel Corp.	151,007	8,112,096
International Business Machines Corp.	61,276	8,637,465
KLA Corp.	28,108	9,786,081
Mastercard, Inc. - Class A	22,847	8,817,571

		88,593,640

2.36% MATERIALS
CF Industries Holdings, Inc.	70,970	3,353,333
Ecolab, Inc.	15,628	3,451,131

		6,804,464

APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

		Shares	Fair Value
2.03%	REAL ESTATE

	Host Hotels & Resorts, Inc.*	368,413	5,868,819
2.44%	TELECOMMUNICATION SERVICES

	Verizon Communications, Inc.	126,410	7,051,150
2.75%	UTILITIES

	DTE Energy Co.	39,702	4,657,839
	Public Service Enterprise Group, Inc.	52,753	3,282,819

			7,940,658

98.91%	TOTAL COMMON STOCKS		285,417,721
0.39%	EXCHANGE TRADED FUNDS

0.39%	LARGE CAP
	iShares Russell 1000 Value ETF	7,000	1,119,790

0.39%	TOTAL EXCHANGE TRADED FUNDS		1,119,790
1.09%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%**	3,164,655	3,164,655

100.39%	TOTAL INVESTMENTS		289,702,166
-0.39%	Liabilities, in excess of other assets		(1,134,688)

100.00%	NET ASSETS		$ 288,567,478

*Non-income producing

**Effective 7 day yield as of July 31, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$285,417,721	$ -	$ -	$285,417,721
Exchange Traded Funds	1,119,790	-	-	1,119,790
Money Market Funds	3,164,655	-	-	3,164,655
Total Investments	$289,702,166	$ -	$ -	$289,702,166

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $207,763,405 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$82,363,948
	Gross unrealized depreciation			(425,187)
	Net unrealized appreciation			$81,938,761